Basic and Diluted Net Loss per Share - Schedule of Antidilutive Shares excluded from the computation of diluted net loss per ordinary share (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share option and RSU-weighted shares
Basic and Diluted Net Loss per Share
Weighted average shares excluded from computation of diluted net loss per ordinary share	64,211,569	65,349,350	61,989,697